Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,026,355.39

Principal:
Principal Collections	$12,222,810.32
Prepayments in Full	$6,411,314.06
Liquidation Proceeds	$117,793.39
Recoveries	$77,471.07
Sub Total	$18,829,388.84
Collections	$19,855,744.23

Purchase Amounts:
Purchase Amounts Related to Principal	$199,072.60
Purchase Amounts Related to Interest	$1,013.03
Sub Total	$200,085.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,055,829.86

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,055,829.86
Servicing Fee	$245,787.84	$245,787.84	$0.00	$0.00	$19,810,042.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,810,042.02
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,810,042.02
Interest - Class A-3 Notes	$63,329.94	$63,329.94	$0.00	$0.00	$19,746,712.08
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$19,641,576.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,641,576.66
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$19,586,304.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,586,304.66
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$19,544,411.99
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,544,411.99
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$19,489,578.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,489,578.66
Regular Principal Payment	$18,419,644.10	$18,419,644.10	$0.00	$0.00	$1,069,934.56
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,069,934.56
Residual Released to Depositor	$0.00	$1,069,934.56	$0.00	$0.00	$0.00
Total		$20,055,829.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,419,644.10
Total					$18,419,644.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,419,644.10	$43.84	$63,329.94	$0.15	$18,482,974.04	$43.99
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$18,419,644.10	$13.72	$320,463.36	$0.24	$18,740,107.46	$13.96

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$92,677,961.31	0.2205568	$74,258,317.21	0.1767214
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$285,727,961.31	0.2128724	$267,308,317.21	0.1991494

Pool Information
Weighted Average APR	4.216%	4.225%
Weighted Average Remaining Term	28.76	27.98
Number of Receivables Outstanding	25,130	24,209
Pool Balance	$294,945,406.66	$275,846,405.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$285,727,961.31	$267,308,317.21
Pool Factor	0.2162383	0.2022359

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$8,538,088.50
Targeted Overcollateralization Amount	$8,538,088.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,538,088.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$148,010.58
(Recoveries)		123	$77,471.07
Net Loss for Current Collection Period			$70,539.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2870%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.1617%
Second Preceding Collection Period			0.8311%
Preceding Collection Period			0.4463%
Current Collection Period			0.2966%
Four Month Average (Current and Preceding Three Collection Periods)			0.4339%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,890	$7,849,602.82
(Cumulative Recoveries)			$1,430,431.21
Cumulative Net Loss for All Collection Periods			$6,419,171.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4706%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,017.89
Average Net Loss for Receivables that have experienced a Realized Loss			$1,650.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.97%	366	$5,446,065.53
61-90 Days Delinquent	0.26%	45	$722,934.27
91-120 Days Delinquent	0.06%	9	$152,270.53
Over 120 Days Delinquent	0.27%	44	$753,327.94
Total Delinquent Receivables	2.56%	464	$7,074,598.27

Repossession Inventory:
Repossessed in the Current Collection Period		11	$144,040.67
Total Repossessed Inventory		17	$271,569.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4160%
Preceding Collection Period			0.4138%
Current Collection Period			0.4048%
Three Month Average			0.4116%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer